Revenues	12 Months Ended
Dec. 31, 2023
Revenues.
Revenues
19	Revenues

The Company assesses revenues based upon the nature or type of services it provides and the following table presents disaggregated revenue information:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Developer Services:
Subscription	155,394	160,722	173,523	24,440
Value-Added Services	97,465	74,509	31,129	4,384
Vertical Applications	104,463	93,591	85,580	12,054
Total revenues	357,322	328,822	290,232	40,878

For the years ended December 31, 2021, 2022 and 2023, revenues recognized at a point in time are RMB222,856, RMB191,587 and RMB163,262 (US$22,995), respectively. For the years ended December 31, 2021, 2022 and 2023, revenues recognized over time are RMB134,466, RMB137,235 and RMB126,970 (US$17,883), respectively.